Subsequent events	12 Months Ended
Dec. 31, 2016
Subsequent events [Abstract]
Subsequent events
27.	Subsequent events

(a)Repurchase of the Notes

The Notes were redeemable at the holders’ option on April 1, 2017 (Note 17). US$399 million aggregate principal amount of the Notes are redeemed on April 1, 2017. The Company has accepted the repurchase and forwarded cash in payment of the repurchase price to the paying agent for distribution to the holders who had exercised the option. Following the repurchase, US$1 million aggregate principal amount of the Notes remains outstanding and will be due in 2019.

(b)Change in segment reporting

Considering that the online education business is becoming insignificant to the Group, the Company decided that the financial performance of 100 Education will no longer be presented for CODM's review separately in the Group's internal reporting from the first quarter of 2017. As a result, 100 Education will cease to be a separate operating segment starting from the first quarter of 2017.

(c)Loan agreements

On January 19, 2017, the Group entered into a loan agreement with a bank, pursuant to which the Group borrowed a loan with a principal amount of US$30 million within a credit facility of US$80 million. The annualized interest rate of the loan is 3-month LIBOR plus 1.5%, accruing from draw-down. The draw-down of US$30 million took place on March 8, 2017 and shall be repaid before March 1, 2018. Term deposit of RMB500 million was pledged as collateral for the loan until March 13, 2018.

On February 17, 2017, the Group entered into a loan agreement with a bank, pursuant to which the Group borrowed a loan with a total principal amount of US$60 million within a credit facility of US$80 million. The annualized interest rate of the loan is 3-month LIBOR plus 0.85%, accruing from draw-down. The first draw-down of US$45 million took place on March 21, 2017 and the second draw-down of US$15 million took place on March 30, 2017. The loan shall be repaid before February 9, 2018. Term deposit of RMB500 million was pledged as collateral for the loan until February 23, 2018.